UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

U.S. Managed Volatility Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2017

This information must be preceded or accompanied by a

current prospectus. Investors should read the prospectus

carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV U.S. Managed Volatility Fund, the S&P 500 Index (the “Benchmark”) and the MSCI USA Minimum Volatility Index for the trailing periods ending April 30, 2017 were as follows:

	6 Months Ended 4/30/17	1 Year Ended 4/30/17*	Since Inception*
U.S. Managed Volatility Fund, Institutional Class	8.69%	10.46%	8.46%
Benchmark:
S&P 500 Index	13.32	17.92	9.39
Volatility Index
MSCI USA Minimum Volatility Index	10.49	12.39	11.30

* Periods longer than one year are annualized; inception date is 6/25/14; net of fees.

Institutional Class performance as of 3/31/17: 10.36% (1 year) and 8.72% (Annualized Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. equity markets as represented by the S&P 500 Index rallied over the trailing six-month period and were up 13.32%. Low volatility stocks broadly underperformed over the period as the MSCI USA Minimum Volatility Index was up only 10.49%. The LSV U.S. Managed Volatility Fund (the “Fund”) advanced 8.69%. U.S. markets posted gains thanks in large part to the “Trump bump” following the November election. Although investors appear skeptical of the U.S. administration’s ability to pass policy agenda, the prospects of the Donald Trump’s tax reform plans were widely welcomed. Additionally, domestic macroeconomic data and corporate earnings results have proven supportive and further bolstered investor sentiment. Thanks to the improved economic outlook, the Federal Reserve raised interest rates by 25 basis points at the March FOMC meeting, with the expectation of additional increases later in 2017. This period saw a sharp reversal in leadership in markets from the first half of 2016 as more cyclical sectors rebounded while defensive sectors lagged.

The goal of the Fund is to outperform the S&P 500 Index with a target volatility ratio of 0.80. The Fund holds less risky stocks with high expected returns based on LSV’s alpha model. The portfolio decision making process is quantitative and stocks are ranked simultaneously on an array of variables in order to arrive at an overall expected return ranking for each stock in the universe. Next, stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

Performance attribution indicates that both stock selection and sector selection contributed to the Fund’s relative underperformance. From a stock selection perspective, low volatility, deep value stocks within Information Technology and Consumer Discretionary sectors particularly struggled and our holdings underperformed. From a sector perspective, the bulk of the excess return detraction came from our overweight positions in the Utilities and Telecommunication Services sectors. Top individual contributors included overweight positions in Darden Restaurants and Sanderson Farms. Main individual detractors included underweights to Apple and Bank of America, as well as overweights to Target and Tyson Foods.

In the short period since the Fund’s inception since June 25, 2014, low volatility equity strategies have performed well relative to the broad market indices and are trading at premiums relative to the market and their history. However, given LSV’s emphasis on attractive valuations, the LSV U.S. Managed Volatility Fund is trading at a deep discount relative to the benchmark and the Volatility Index while at the same time offering 25% less volatility than the market.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The Fund is currently trading at 14.7x forward earnings compared to 18.3x for the Benchmark, 2.3x book value compared to 3.1x for the Benchmark and 9.6x cash flow compared to 14.1x for the Benchmark. The portfolio is also yielding 3.1% on the 12-month dividend yield. The Fund is overweight the Utilities, Telecommunication Services and Consumer Staples sectors while underweight the Information Technology and Energy sectors.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principle.

Volatility Ratio is a technical indicator use to identify price ranges and breakouts. The volatility ratio uses a true price range to determine a stock’s true trading range and is able to identify situations where the price has moved out of this true range.

Alpha refers to a percentage measuring how the portfolio of fund performed compared to the benchmark index.

Beta is a measure of the volatility of a security or a portfolio in comparison to the market as a whole.

Standard Deviation measures the return in a fund is deviating from the expected returns based on its historical performance.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) , with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the US large and mid-cap equity universe.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2017	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (99.3%)
Aerospace & Defense (3.5%)
Boeing	6,400	$1,183
Northrop Grumman	1,900	467
Raytheon	4,400	683
United Technologies	3,600	429

		2,762

Agricultural Products (2.2%)
Bunge	14,700	1,162
Fresh Del Monte Produce	9,500	582

		1,744

Air Freight & Logistics (0.2%)
FedEx	800	152

Aircraft (0.1%)
Lockheed Martin	368	99

Apparel Retail (0.5%)
Children’s Place	3,400	390

Asset Management & Custody Banks (0.5%)
New Mountain Finance	26,300	392

Automotive (0.7%)
Cooper-Standard Holdings*	3,300	373
Toyota Motor ADR	1,900	206

		579

Automotive Retail (1.3%)
AutoZone*	800	554
Murphy USA*	6,700	466

		1,020

Banks (3.5%)
Bank of Montreal	8,700	616
Bank of Nova Scotia	4,100	228
Canadian Imperial Bank of Commerce	6,900	557
National Bank of Canada	4,700	183

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Banks (continued)
Royal Bank of Canada	2,300	$157
Toronto-Dominion Bank	7,700	362
US Bancorp	8,200	421
Washington Federal	1,600	54
Wells Fargo	3,600	194

		2,772

Biotechnology (0.3%)
Amgen	1,700	278

Cable & Satellite (1.4%)
Cogeco Communications	9,100	521
Comcast, Cl A	15,600	611

		1,132

Commercial Services (1.1%)
Convergys	9,800	221
Sykes Enterprises*	8,400	250
Western Union	19,900	395

		866

Computers & Peripherals (0.4%)
Canon ADR	10,700	355

Computers & Services (4.7%)
Apple	12,900	1,853
CA	9,300	305
eBay*	18,200	608
Oracle	20,900	940

		3,706

Consumer Products (0.2%)
Sturm Ruger	2,700	163

Diversified REIT’s (0.3%)
Select Income	10,500	263

Drug Retail (1.8%)
CVS Health	17,400	1,434

Electrical Services (11.1%)
Ameren	9,100	498
American Electric Power*	12,700	861
Consolidated Edison	6,100	483
Duke Energy	9,100	751
Edison International	10,000	800
Entergy	14,000	1,068
Exelon	32,500	1,125
FirstEnergy	21,900	656
Korea Electric Power ADR	19,700	390
Portland General Electric	3,700	168
Public Service Enterprise Group	26,500	1,167
SCANA	6,600	438

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Electrical Services (continued)
Xcel Energy*	8,000	$360

		8,765

Environmental & Facilities Services (3.4%)
Republic Services, Cl A	21,600	1,361
Waste Management	17,800	1,295

		2,656

Food, Beverage & Tobacco (4.1%)
Altria Group	9,800	703
Dr Pepper Snapple Group	6,100	559
Sanderson Farms	7,700	892
Tyson Foods, Cl A*	17,200	1,105

		3,259

General Merchandise Stores (2.2%)
Canadian Tire, Cl A	4,000	488
Target	22,800	1,274

		1,762

Health Care Distributors (0.9%)
Cardinal Health	10,000	726

Health Care Facilities (0.4%)
HCA Holdings*	3,600	303

Health Care REIT’s (1.3%)
Medical Properties Trust*	20,800	272
National Health Investors	2,900	212
Senior Housing Properties Trust	25,500	549

		1,033

Health Care Services (1.0%)
Express Scripts Holding*	3,100	190
Quest Diagnostics	5,900	623

		813

Homefurnishing Retail (0.2%)
Bed Bath & Beyond	3,500	136

Insurance (8.1%)
Allied World Assurance Holdings	5,700	303
Allstate	16,200	1,317
American Financial Group	4,700	457
Anthem	2,300	409
Axis Capital Holdings	9,800	646
Berkshire Hathaway, Cl B*	10,100	1,669
Travelers	9,400	1,143
UnitedHealth Group	2,500	437

		6,381

IT Consulting & Other Services (3.3%)
Amdocs*	17,900	1,096

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
IT Consulting & Other Services (continued)
International Business Machines	9,500	$1,523

		2,619

Machinery (0.4%)
Deere	2,500	279

Mortgage REIT’s (3.6%)
Annaly Capital Management	107,500	1,270
Blackstone Mortgage Trust, Cl A	5,700	176
Chimera Investment	23,700	482
MFA Financial	60,600	504
Starwood Property Trust	19,000	431

		2,863

Multimedia (1.0%)
Walt Disney	7,000	809

Office REIT’s (0.7%)
Piedmont Office Realty Trust, Cl A	25,200	551

Paper Packaging (1.0%)
Avery Dennison	4,400	366
Bemis	3,200	144
Sonoco Products	4,900	256

		766

Petroleum & Fuel Products (2.3%)
ExxonMobil	13,500	1,102
Valero Energy	11,100	717

		1,819

Pharmaceuticals (7.9%)
GlaxoSmithKline ADR	9,600	392
Johnson & Johnson	18,000	2,222
Merck	23,500	1,465
Pfizer	64,200	2,178

		6,257

Reinsurance (2.1%)
Everest Re Group	4,300	1,082
RenaissanceRe Holdings	1,700	242
Validus Holdings	6,500	359

		1,683

Residential REIT’s (0.4%)
Mid-America Apartment Communities*	3,400	337

Retail (6.6%)
Cheesecake Factory	6,600	423
Darden Restaurants	13,100	1,116
Kohl’s	5,000	195
Kroger	20,700	614

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Retail (continued)
North West	7,300	$172
Sally Beauty Holdings*	17,200	327
Wal-Mart Stores	31,200	2,346

		5,193

Retail REIT’s (1.3%)
Brixmor Property Group	18,000	356
Retail Properties of America, Cl A	38,200	510
Tanger Factory Outlet Centers*	4,600	143

		1,009

Semi-Conductors/Instruments (2.5%)
Intel	34,800	1,258
QUALCOMM	13,000	699

		1,957

Specialized REIT’s (0.5%)
Omega Healthcare Investors	12,600	416

Steel & Steel Works (0.3%)
Kaiser Aluminum	2,400	203

Telephones & Telecommunications (9.4%)
AT&T	47,700	1,890
BCE	5,700	260
Cisco Systems	42,000	1,431
Motorola Solutions	9,700	834
Nippon Telegraph & Telephone ADR	18,100	777
TELUS	28,500	948
Verizon Communications	28,800	1,322

		7,462

Wireless Telecommunication Services (0.6%)
China Mobile ADR	3,800	203
SK Telecom ADR	10,300	243

		446

TOTAL COMMON STOCK (Cost $73,741)		78,610

LSV U.S. Managed Volatility Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (1.1%)
Morgan Stanley 0.330%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $859 (collateralized by various US Treasury Bonds and Notes, par values ranging from $0 to $716, coupon ranging from 1.000% to 3.000%, and maturity ranging from 05/15/18 to 11/15/46; with total market value $876)	$859	$859

TOTAL REPURCHASE AGREEMENT (Cost $859)		859

Total Investments – 100.4% (Cost $74,600)		$79,469

Percentages are based on Net Assets of $79,193 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,610	$—	$—	$78,610
Repurchase Agreement	—	859	—	859

Total Investments in Securities	$78,610	$859	$—	$79,469

For the six months ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund

Assets:
Investments at Value (Cost $74,600)	$79,469
Foreign Currency, at Value (Cost $22)	22
Cash	5
Dividends and Interest Receivable	102
Receivable for Capital Shares Sold	27
Receivable for Investment Securities Sold	19
Reclaim Receivable	2
Prepaid Expenses	28

Total Assets	79,674

Liabilities:
Payable for Investment Securities Purchased	439
Payable due to Investment Adviser	20
Payable due to Administrator	4
Payable due to Trustees	—
Payable due to Distributor	1
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	17

Total Liabilities	481

Net Assets	$79,193

Net Assets Consist of:
Paid-in Capital	$73,389
Undistributed Net Investment Income	514
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	421
Net Unrealized Appreciation on Investments	4,869

Net Assets	$79,193

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($71,097 ÷ 5,934,727 shares)(1)	$11.98

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($8,096 ÷ 675,516 shares)(1)	$11.98

(1) Shares have not been rounded.

Amounts designated as “—” have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund

Investment Income:
Dividend Income	$1,008
Interest Income	2
Foreign Taxes Withheld	(18)

Total Investment Income	992

Expenses:
Investment Advisory Fees	154
Administration Fees	21
Distribution Fees - Investor Class	6
Trustees’ Fees	1
Chief Compliance Officer Fees	—
Transfer Agent Fees	27
Registration and Filing Fees	15
Custodian Fees	9
Printing Fees	3
Professional Fees	3
Insurance and Other Fees	2

Total Expenses	241
Less: Waiver of Investment Advisory Fees	(49)
Less: Fees Paid Indirectly — (see Note 4)	—

Net Expenses	192

Net Investment Income	800

Net Realized Gain on Investments	421
Net Realized Gain on Foreign Currency Transactions	1
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,257

Net Realized and Unrealized Gain on Investments and Foreign Currency	4,679

Net Increase in Net Assets Resulting from Operations	$5,479

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets (000)

For the six months ended April 30, 2017 (Unaudited)

And for the year ended October 31, 2016

	LSV U.S. Managed Volatility Fund
	11/1/2016 to 04/30/2017	11/1/2015 to 10/31/2016

Operations:
Net Investment Income	$800	$865
Net Realized Gain on Investments and Foreign Currency Transactions	422	272
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,257	148

Net Increase in Net Assets Resulting from Operations	5,479	1,285

Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(1,012)	(469)
Investor Class Shares	(6)	(3)

Net Realized Gain:
Institutional Class Shares	(255)	(161)
Investor Class Shares	(1)	(1)

Total Dividends and Distributions	(1,274)	(634)

Capital Share Transactions:
Institutional Class Shares:
Issued	11,878	26,565
Reinvestment of Dividends and Distributions	1,239	630
Redeemed	(115)	—

Net Increase from Institutional Class Shares Transactions	13,002	27,195

Investor Class Shares:
Issued	9,610	223
Reinvestment of Dividends and Distributions	7	4
Redeemed	(2,086)	(216)

Net Increase from Investor Class Shares Transactions	7,531	11

Net Increase in Net Assets Derived from Capital Share Transactions	20,533	27,206

Total Increase in Net Assets	24,738	27,857

Net Assets:
Beginning of Year or Period	54,455	26,598

End of Year or Period (including undistributed net investment income of $514 and $732, respectively)	$79,193	$54,455

Shares Transactions:
Institutional Class :
Issued	1,023	2,316
Reinvestment of Dividends and Distributions	107	60
Redeemed	(9)	—

Total Institutional Class Share Transactions	1,121	2,376

Investor Class :
Issued	838	20
Reinvestment of Dividends and Distributions	1	—
Redeemed	(182)	(21)

Total Investor Class Share Transactions	657	(1)

Net Increase in Shares Outstanding	1,778	2,375

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2017 (Unaudited) and the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
LSV U.S. Managed Volatility Fund
Institutional Class Shares
2017*	$11.26	$0.14	$0.83	$0.97	$(0.20)	$(0.05)	$(0.25)	$11.98	8.69%	$71,097	0.55%	0.69%	2.36%	7%
2016	10.82	0.27	0.43	0.70	(0.19)	(0.07)	(0.26)	11.26	6.63	54,239	0.55	0.88	2.45	12
2015	10.49	0.22	0.16	0.38	(0.05)	—	(0.05)	10.82	3.64	26,387	0.55	1.19	2.00	10
2014**	10.00	0.07	0.42	0.49	—	—	—	10.49	4.90	2,098	0.55	6.96	1.95	3
Investor Class Shares
2017*	$11.24	$0.13	$0.84	$0.97	$(0.18)	$(0.05)	$(0.23)	$11.98	8.69%	$8,096	0.80%	0.94%	2.16%	7%
2016	10.80	0.24	0.43	0.67	(0.16)	(0.07)	(0.23)	11.24	6.38	216	0.80	1.15	2.22	12
2015	10.48	0.20	0.16	0.36	(0.04)	—	(0.04)	10.80	3.50	211	0.80	1.48	1.79	10
2014**	10.00	0.06	0.42	0.48	—	—	—	10.48	4.80	36	0.80	7.18	1.80	3

*	For the six month period ended April 30, 2017. All ratios for the period have been annualized.
**	Commenced operations on June 25, 2014. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2017	(Unaudited)

1.   Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV U.S. Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.   Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates —The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value

Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2017, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2017, there have

Notes to Financial Statements

April 30, 2017	(Unaudited)

been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income

— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trust (REIT)

— With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)

Morgan Stanley	$859	$859	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of

Notes to Financial Statements

April 30, 2017	(Unaudited)

realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders

— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.   Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund paid $20,742 for these Services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for the Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for the Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2017, the Fund incurred $5,542 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2017, the Fund earned $7 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.   Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.45% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fees waivers and/or expense reimbursements to a maximum of 0.55% and 0.80% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2018.

Notes to Financial Statements

April 30, 2017	(Unaudited)

6.   Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2017, were as follows (000):

Purchases	$24,775
Sales	$4,827

7.   Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain loss or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2016 and 2015 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2016	$606	$28	$634
2015	97	—	97

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$818
Undistributed Long-Term Capital Gain	169
Unrealized Appreciation	612

Total Distributable Earnings	$1,599

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2016.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2017, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 74,600	$6,974	$(2,105)	$4,869

8.   Other:

At April 30, 2017, 79% of total shares outstanding for the Institutional Class Shares were held by four record shareholder owning 10% or greater of the aggregate total shares outstanding. At April 30, 2017 , 99% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised of mostly individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.   Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative instruments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10.   Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/16	04/30/17	Ratios	Period*

LSV U.S. Managed Volatility Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,086.90	0.55%	$2.85
Investor Class Shares	1,000.00	1,086.90	0.80	4.14

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.07	0.55%	$2.76
Investor Class Shares	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 28, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV US Managed Volatility Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge ii upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-008-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO
Date: July 7, 2017